May 01, 2019
GUIDESTONE FUNDS
Supplement dated June 17, 2019
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         PRINCIPAL INVESTMENT STRATEGY CHANGE TO THE
MEDIUM-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Medium-Duration Bond Fund, on page 73, the third bullet point is deleted in its entirety and replaced with the following:
•	The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 10% of its assets in below-investment grade debt securities (high yield securities or junk bonds) rated “B” or higher by Moody’s or the equivalent by S&P Global Ratings or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers. If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous for the Fund.